RESTRICTED CASH	12 Months Ended
Dec. 31, 2018
RESTRICTED CASH
RESTRICTED CASH

11.    RESTRICTED CASH

	December 31,	December 31,	December 31,
	2018	2017	2016
Restricted cash	$439,736	$478,260	$449,760

Restricted cash represents C$600,000 security held by a Canadian Chartered Bank as a guarantee for the Company’s same day electronic processing facility and corporate credit card facility.